Property and Equipment, Net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 7.3	$ 8.8	$ 11.1